CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 10,630	$ 56,456	$ 2,384
Accounts receivable - less allowance for doubtful accounts of $0 and $200,000 at December 31, 2016 and 2015, respectively	37,755	44,379	37,690
Accounts receivable - affiliates	207,828	137,556
Prepaid expenses	10,096	9,951	8,734
Total current assets	266,309	248,342	48,808
Fixed Assets
Furniture and equipment	43,622	46,883	46,883
Accumulated depreciation	(41,672)	(30,893)	(24,429)
Total furniture and fixtures, net	1,950	15,990	22,454
Oil and gas properties, net of impairment (successful efforts method)	2,787,986	2,787,986	3,033,279
Accumulated depletion, depreciation and amortization	(2,234,098)	(2,166,643)	(2,274,188)
Total oil and gas properties, net	553,888	621,343	759,091
Management fee receivable - affiliate		137,556	131,584
Total Assets	18,452,147	885,675	961,937
Current Liabilities
Accounts payable	572,295	420,559	1,591,764
Accrued liabilities	419,069	746,491	534,619
Accrued liabilities - related parties	65,000	1,489,973	805,179
Note payable (net of unamortized deferred financing costs)	0	564,263	632,940
Liability for unauthorized preferred stock issued	9,283	9,283	9,283
Note payable (net of debt discount) - affiliate	550,000	0
Asset retirement obligation	63,421	76,850	14,403
Total current liabilities	1,679,068	3,307,419	3,588,188
Other Liabilities
Asset retirement obligations	29,688	7,141	94,768
Total long term liabilities	29,688	7,141	94,768
Total liabilities	1,708,756	3,314,560	3,682,956
Stockholders' Equity (Deficit)
Common stock, $0.001 par value, 47,500,000 shares authorized, 31,220,326 shares and 31,220,326 shares issued and outstanding at December 31, 2016 and 2015, respectively	31,220	31,220	31,220
Receivable for stock subscription	5,000,000	0
Additional paid-in capital	60,680,232	35,795,479	35,708,746
Accumulated deficit	(47,992,475)	(46,140,750)	(44,289,126)
Total Victory Energy Corporation stockholders' deficit	7,719,977	(10,314,051)	(8,549,160)
Non-controlling interest	9,023,414	7,885,166	5,828,141
Total stockholders' equity (deficit)	16,743,391	(2,428,885)	(2,721,019)
Total Liabilities and Stockholders' Deficit	18,452,147	885,675	$ 961,937
Series B Preferred Stock [Member]
Stockholders' Equity (Deficit)
Preferred stock	800	0
Series C Preferred Stock [Member]
Stockholders' Equity (Deficit)
Preferred stock	180	0
Series D Preferred Stock [Member]
Stockholders' Equity (Deficit)
Preferred stock	$ 20	$ 0